Stock Option Plans - Fair Value Assumptions (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average expected life (in years)			5 years 5 months 15 days	5 years 10 months 2 days
Expected volatility, minimum			39.40%	38.10%
Expected volatility, maximum			39.80%	38.20%
Weighted average grant date fair value			$ 1.04	$ 0.84
Dividend yield			0.00%	0.00%
Estimated weighted average amortization period (in years)	2 years 5 months 4 days	1 year 4 months 2 days
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount	$ 3,410	$ 573
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated weighted average amortization period (in years)	2 years 7 months 20 days
Share-based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount	$ 3,297	$ 0
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated weighted average amortization period (in years)	10 months 13 days	1 year 4 months 2 days
Unrecognized stock-based compensation	$ 113	$ 573	$ 464
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate			1.34%	2.51%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate			1.94%	2.52%